LAND USE RIGHTS	12 Months Ended
Dec. 31, 2019
LAND USE RIGHTS
LAND USE RIGHTS

14.         LAND USE RIGHTS

The Company’s land use rights are under medium-term leases in the PRC, and are analyzed for reporting purposes as follows:

	2019	2018
	RMB’000	RMB’000
Cost
At the beginning of the year	32,619	32,619
Impact on initial application of HKFRS 16 (Note 2.6)	(32,619)	—
At end of the year	—	32,619

Accumulated amortization
At beginning of the year	(4,649)	(4,541)
Amortization	—	(108)
Impact on initial application of HKFRS 16 (Note 2.6)	4,649	—
At end of the year	—	(4,649)

Impairment
At beginning of the year	(27,970)	(23,714)
Impairment for the year	—	(4,256)
Impact on initial application of HKFRS 16 (Note 2.6)	27,970	—
At end of the year	—	(27,970)

Carrying amount
At December 31, 2019 and 2018	—	—

No land use rights of the Company were pledged to the banks as securities for the Company’s interest-bearing bank borrowings at December 31, 2019 and 2018. At the end of the reporting period, the Company assessed the recoverable amount of land use right, and determined that carrying amount was impaired by RMB nil (2018: 4,256,000). The carrying amounts of land used rights were reclassified to right-of-use assets to conform to IFRS 16.